Note 32 - Principal accountant fees - Fees Accrued for Professional Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note 32 - Principal accountant fees
Audit fees	$ 4,569	$ 4,386	$ 3,966
Audit-related fees	51	273	255
Tax fees	78	148
All other fees		14	11
Total	$ 4,698	$ 4,821	$ 4,232